Net Loss Per Share - Schedule of Loss Per Share Attributable to Holders of Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Numerator
Net loss attributable to USA Rare Earth, Inc.	$ (156,680)	$ (1,869)	$ (247,354)	$ (8,938)
Declared and deemed dividends, and accretion	(11,341)		(23,060)
Undistributed net loss attributable to USA Rare Earth, Inc.	$ (168,021)	$ (1,869)	$ (270,414)	$ (8,938)
Denominator
Weighted average shares outstanding - basic (in Shares)	102,589,000	59,497,000	95,609,000	59,429,000
Weighted average shares outstanding - diluted (in Shares)	102,589,000	59,497,000	95,609,000	59,429,000
Net loss per share attributable to USA Rare Earth, Inc.
Basic (in Dollars per share)	$ (1.64)	$ (0.03)	$ (2.83)	$ (0.15)
Diluted (in Dollars per share)	$ (1.64)	$ (0.03)	$ (2.83)	$ (0.15)